Property, plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment, net

Property, plant and equipment, net consists of the following:

	As of June 30,
	2026	2025
At Cost:
Dry-docking expenditures	$18,694,262	$15,998,313
Furniture and fixtures	70,634	68,964
Motor vehicles	296,828	284,462
Real property	825,791	836,276
Renovation and improvements	200,431	195,967
Tools and equipment	2,290,278	1,922,063
Vessels	34,399,918	34,399,918
	56,778,142	53,705,963
Less: Accumulated depreciation	(26,789,934)	(21,972,674)
Total, net	$29,988,208	$31,733,289